Financial risks - Disclosure of detailed information about foreign currency risk (Details) $ in Thousands, $ in Thousands	Dec. 31, 2020 CAD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Disclosure Of Financial Risks [Line Items]
Cash and cash equivalents	$ 302,524		$ 108,223		$ 174,265
Amounts receivable	12,894		6,330
Accounts payable and accrued liabilities	(46,889)		(18,772)
Revolving credit facility	$ (63,659)		$ (19,482)
Equivalent in CDN [Member]
Disclosure Of Financial Risks [Line Items]
Net exposure in foreign currencies		$ 55,466		$ 41,234
Amounts held in US dollars [Member]
Disclosure Of Financial Risks [Line Items]
Cash and cash equivalents		90,638		46,267
Amounts receivable		1,709		0
Other assets		1,327		567
Accounts payable and accrued liabilities		(110)		(86)
Revolving credit facility		(50,000)		(15,000)
Net exposure in foreign currencies		$ 43,564		$ 31,748